Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018
Net income (loss)	$ (22,575,000)	$ (3,630,000)	$ 17,558,000
Other comprehensive income:
Foreign currency translation adjustment	(674,000)	(557,000)	2,927,000
Total comprehensive (loss) income	$ (23,249,000)	$ (4,187,000)	$ 20,485,000